Rational Dynamic Momentum Fund

a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the definitive version of the prospectus for Rational Dynamic Momentum Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, on October 21, 2016 (SEC Accession No 0001580642-16-011587).